SCHEDULE OF OUTSTANDING STOCK OPTIONS (Details)	9 Months Ended
	Sep. 30, 2024 shares $ / shares	Sep. 30, 2024 shares $ / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	1,841,337	1,841,337	1,422,887	753,337
Number of stock options, Exercisable	1,107,337	1,107,337
Stock option one [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	217,333	217,333
Number of stock options, Exercisable	217,333	217,333
Number of stock options, Expiry date	Aug. 20, 2025
Number of stock options, Exercise price | (per share)	$ 2.77	$ 3.75
Stock option two [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	13,333	13,333
Number of stock options, Exercisable	13,333	13,333
Number of stock options, Expiry date	Jan. 28, 2025
Number of stock options, Exercise price | (per share)	$ 5.55	$ 7.50
Stock option three [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	20,000	20,000
Number of stock options, Exercisable	20,000	20,000
Number of stock options, Expiry date	Jun. 03, 2026
Number of stock options, Exercise price | (per share)	$ 15.53	$ 21.00
Stock option four [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	6,671	6,671
Number of stock options, Exercisable	6,671	6,671
Number of stock options, Expiry date	Oct. 28, 2026
Number of stock options, Exercise price | (per share)	$ 14.79	$ 20.00
Stock option five [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	360,000	360,000
Number of stock options, Exercisable	270,000	270,000
Number of stock options, Expiry date	Aug. 02, 2032
Number of stock options, Exercise price | (per share)	$ 6.58	$ 8.90
Stock option six [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	120,000	120,000
Number of stock options, Exercisable	120,000	120,000
Number of stock options, Expiry date	Aug. 21, 2032
Number of stock options, Exercise price | (per share)	$ 7.39	$ 10.00
Stock option seven [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	320,000	320,000
Number of stock options, Exercisable	320,000	320,000
Number of stock options, Expiry date	Jan. 04, 2033
Number of stock options, Exercise price | (per share)	$ 3.05	$ 4.13
Stock option eight [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	40,000	40,000
Number of stock options, Exercisable	40,000	40,000
Number of stock options, Expiry date	Nov. 25, 2027
Number of stock options, Exercise price | (per share)	$ 3.72	$ 5.03
Stock option nine [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	114,000	114,000
Number of stock options, Exercisable	48,000	48,000
Number of stock options, Expiry date	Apr. 18, 2033
Number of stock options, Exercise price | (per share)	$ 2.96	$ 4.00
Stock option ten [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	18,000	18,000
Number of stock options, Exercisable	8,000	8,000
Number of stock options, Expiry date	Jun. 28, 2028
Number of stock options, Exercise price | (per share)	$ 4.53	$ 6.13
Stock option eleven [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	60,000	60,000
Number of stock options, Exercisable	44,000	44,000
Number of stock options, Expiry date	Sep. 20, 2033
Number of stock options, Exercise price | (per share)	$ 4.07	$ 5.50
Stock option twelve [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options, Outstanding	552,000	552,000
Number of stock options, Exercisable
Number of stock options, Expiry date	Aug. 14, 2034
Number of stock options, Exercise price | (per share)	$ 1.78	$ 2.40